Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Investments in Associates and Joint Ventures
(a)	Investments in Associates and Joint Ventures
Investments in associates and joint ventures are accounted for under the equity method. Under this method, the investment is carried on the consolidated statements of financial position at cost plus post-acquisition changes in the Company’s share of net assets of the associate or joint venture. The significant associates and joint ventures held by the Company are as follows:

•	45 percent interest in Roska DBO Inc. (“Roska DBO”).

•	65 percent interest in a joint venture in Brazil.
The consolidated statements of earnings reflect the Company’s share of the results of operations of associates and joint ventures. Unrealized gains and losses resulting from transactions between the Company and associates are eliminated to the extent of the interest in the associate or joint venture.
The Company’s share of profits from associates and joint ventures is shown on the face of the consolidated statements of earnings. This is the profit attributable to equity holders of the associates and joint venture partners and, therefore, is profit after tax and non-controlling
interests in the subsidiaries of the associates and joint ventures.

Foreign Currency Translation
(b)	Foreign Currency Translation
In the accounts of individual subsidiaries, transactions in currencies other than the individual subsidiaries’ functional currency are recorded at the prevailing rate of exchange at the date of the transaction. At year-end,
monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange prevailing at that date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
assets and liabilities measured at fair value in a foreign currency are translated using the rates of exchange at the date the fair value was determined.
The assets and liabilities on the statements of financial position of foreign subsidiaries are translated into Canadian dollars at the rates of exchange prevailing at the reporting date. The statements of earnings of foreign subsidiaries are translated at average exchange rates for the reporting period. Exchange differences arising on the translation of net assets are taken to accumulated other comprehensive income.
All foreign exchange gains and losses are taken to the consolidated statements of earnings with the exception of exchange differences arising on monetary assets and liabilities that form part of the Company’s net investment in subsidiaries. These are taken directly to other comprehensive income until the disposal of the foreign subsidiary at which time the unrealized gain or loss is recognized in the consolidated statements of earnings.
On the disposal of a foreign subsidiary, accumulated exchange differences are recognized in the consolidated statements of earnings as a component of the gain or loss on disposal.

Business Combinations
(c)	Business Combinations
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at fair value on the date of the acquisition. Acquisition costs incurred are expensed and included in selling and administrative expenses, except for those associated with the issuance of debt, which are included in the initial carrying amount of the liability. Results of operations of businesses acquired are included in the Company’s consolidated financial statements from the date of acquisition.
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred over the net identifiable assets acquired and liabilities assumed.

Property, Plant and Equipment
(d)	Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Cost comprises the purchase price or construction cost and any costs directly attributable to making the asset capable of operating as intended. Depreciation is provided using the straight-line method over the estimated useful lives of the various classes of assets and commences when the assets are ready for intended use.

Asset Class	Estimated Useful Life Range

Buildings	5 to 20 years

Equipment	2 to 20 years
Major renewals and improvements are capitalized when they are expected to provide future economic benefit. When significant components of property, plant and equipment are required to be replaced at intervals, the Company derecognizes the replaced part, and recognizes the new part with its own associated useful life and depreciation. No depreciation is charged on land or assets under construction. Repairs and maintenance costs are charged to operations as incurred.
T
he carrying amount of an item of property, plant and equipment is derecognized on disposal or when no future economic benefits are expected from its use or disposal. The gain or loss arising from derecognition of property, plant and equipment is included in the consolidated statements of earnings when the item is derecognized.
Each asset’s estimated useful life, residual value, and method of depreciation ar
e reviewed and adjusted, if appropriate, at each year end, or when factors and circumstances suggest a different useful life for the asset.

Energy Infrastructure Assets
(e)	Energy Infrastructure Assets
Energy infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are generally between five and 20 years.
When the Company is responsible for major maintenance and overhauls, the actual overhaul cost is capitalized and depreciated over the estimated useful life of the overhaul, generally between two and five years. Repairs and maintenance costs are charged to operations as incurred.
Each asset’s estimated useful life, residual value, and method of depreciation are reviewed and adjusted, if appropriate, at each year-end,
or when factors and circumstances suggest a different useful life for the asset.

Goodwill
(f)	Goodwill
Goodwill arising on an acquisition of a business is initially measured at cost, being the excess of the aggregate of the consideration transferred over the net identifiable assets acquired and liabilities assumed. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Goodwill allocated to a group of cash-generating units (“CGUs”) is reviewed for impairment annually, or when there is an indication that
a r
elated group of CGUs may be impaired. Impairment is determined by assessing the recoverable amount of the group of CGUs to which the goodwill relates. Where the recoverable amount of the group of CGUs is less than the carrying amount of the CGUs and related goodwill, an impairment loss is recognized in the consolidated statements of earnings. Impairment losses on goodwill are not reversed.

Intangible Assets
(g)	Intangible Assets
Intangible assets are carried at cost less accumulated amortization and any accumulated impairment losses. Intangible assets with a finite life are amortized on a straight-line basis over Management’s best estimate of their expected useful lives. The amortization charge is included in selling and administrative expenses in the consolidated statements of earnings. The expected useful lives and amortization method are reviewed on an annual basis with any change in the useful life or pattern of consumption adjusted at year end. Intangible assets are tested for impairment whenever there is an indication that the asset may be impaired.
Acquired identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. Customer relationships, software, and other intangible assets have an estimated useful life range of three to 12 years.

Impairment of Non-Financial Assets (excluding Goodwill)
(h)	Impairment of Non-Financial Assets (excluding Goodwill)
At least annually, the Company reviews the carrying amounts of its tangible and intangible assets with finite lives to assess whether there is an indication that those assets may be impaired. If any such indication exists, the Company makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s fair value less costs to sell and its value-in-use.
In assessing its
value-in-use,
the estimated future cash flows attributable to the asset are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. A corresponding impairment loss is recognized in the consolidated statements of earnings.
Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the original carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Any impairment reversal is recognized in the consolidated statements of earnings.

Inventories
(i)	Inventories
Inventories are valued at the lower of cost and net realizable value. Serialized inventory is determined on a first-in,
first-out
basis.
Non-serialized
inventory is determined based on a weighted average cost.
Cost of equipment, repair and distribution parts, and direct materials, include purchase costs and costs incurred in bringing each product to its present location and condition.
Cost of
work-in-progress
includes cost of direct materials, labour, and an allocation of overheads, based on normal operating capacity. Costs of work-in-progress
related to finance leases pertain to the construction of projects that will be accounted for as finance leases. Once the project is completed and enters service the costs will be reclassified to cost of goods sold.
Cost of inventories includes the transfer from accumulated other comprehensive income of gains and losses on qualifying cash flow hedges in respect of the purchase of inventory.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.
Inventories are written down to net realizable value when the cost of inventories is estimated to be unrecoverable due to obsolescence, damage, or declining selling prices. Inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost. When circumstances that previously caused inventories to be written down no longer exist or when there is clear evidence of an increase in selling prices, the amount of the write-down previously recorded is reversed.

Trade Receivables
(j)	Trade Receivables
Trade receivables are recognized and carried at original invoice amount less an allowance for any amounts estimated to be uncollectible. The Company calculates an expected credit loss based on historical experience of bad debts and specific provisions created when there is objective evidence that the collection of the full amount of a receivable is no longer probable under the terms of the original invoice. The amount of this allowance represents Management’s best estimate of expected credit losses. Trade receivables are derecognized when they are assessed as uncollectible.

Cash
(k)	Cash
Cash includes cash and cash equivalents, which are defined as highly liquid investments with original maturities of three months or less.
Provisions
(l)	Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Onerous Contracts
(m)	Onerous Contracts
A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Employee Future Benefits
(n)	Employee Future Benefits
The Company sponsors various defined contribution pension plans, which cover substantially all employees and are funded in accordance with applicable plan and regulatory requirements. Regular contributions are made by the Company to the employees’ individual accounts, which are administered by a plan trustee, in accordance with the plan document. The actual cost of providing benefits through defined contribution pension and the 401(k) matched savings plans is charged to earnings in the period in respect of which contributions become payable.

Share-Based Payments
(o)	Share-Based Payments
Equity-Settled Share-Based Payments
The Company offers a Stock Option Plan to key employees, measured at the fair value of the equity instrument at the grant date. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in Note 25.
The fair value of equity-settled share-based payments is expensed over a five-year vesting period with a corresponding increase in equity. Stock options have a seven-year expiry and are exercisable at the designated common share price, which is determined by the average of the market price of the Company’s shares on the five days preceding the date of the grant. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.
Cash-Settled Share-Based Payments
The Company offers Deferred Share Unit (“DSU”), Performance Share Unit (“PSU”), Restricted Share Unit (“RSU”), and Cash Performance Target (“CPT”) plans to certain employees. The Company also offers the DSU plan to non-employee
directors. For each cash-settled share-based payment plan, a liability is recognized at the fair value of the liability. At the end of each report ing
period until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with changes in fair value recognized in the consolidated statements of earnings.

The Company also offers a Phantom Share Entitlement (“PSE”) plan to certain employees of affiliates located in Australia and the UAE. PSEs are measured at the fair value of the equity instrument at the grant date and expensed over a five-year vesting period and expire on the seventh anniversary. The exercise price of each PSE equals the average of the market price of the Company’s shares on the five days preceding the date of the grant. At the end of each reporting period until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with changes in fair value recognized in the consolidated statements of earnings. The award entitlements for increases in the share trading value of the Company are to be paid to the recipient in cash upon exercise.

Leases
(p)	Leases
Company as a Lessee
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•	The contract involves the use of an identified asset, either explicitly or implicitly, and whether the supplier has a substantive substitution right for the asset;

•	The Company has the right to obtain substantially all the economic benefits from the use of the asset throughout the period; and

•	The Company has the right to direct the use of the identified asset.
The Company determines if a contractual arrangement is a lease at the inception of the contract term. The Company has identified leases for the following asset types: land and buildings (including manufacturing facilities, office space, and rental accommodations) and equipment (including vehicles, office equipment, and shop equipment). The Company recognizes a right-of-use
asset and a lease liability to reflect the benefit the Company obtains from the underlying asset in the lease and the requirement to pay the amounts included in the lease contract, respectively.
The
right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability, adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to decommission the underlying asset, less any lease incentives received. The right-of-use
asset is subsequently depreciated using the straight-line method over the lesser of the lease term or the useful life of the underlying asset, where appropriate.
The lease liability is initially measured at the present value of remaining lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability include fixed payments, variable lease payments that depend on an index or rate, amounts expected to be payable under a residual value guarantee, and amounts owing under purchase or termination options, if the Company is reasonably certain to exercise these options. If the lease contains an extension option that the Company is reasonably certain to exercise, all payments in the renewal period are also included in determining the lease liability.
The lease liability is measured at amortized cost using the effective interest method. The amount of the liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension, or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying value of the right-of-use
asset or is recorded on the consolidated statements of earnings if the carrying amount of the right-of-use
asset has been reduced to zero.
The Company has elected not to recognize
right-of-use
assets and lease liabilities for short-term and
low-value
leases. Lease payments associated with these leases will be recognized as an expense on a straight-line basis over the lease term. Certain leases include both lease and non-lease
components, which are generally accounted for separately. For certain equipment leases, the Company applies a portfolio approach to effectively account for the lease right-of-use
assets and lease liabilities.
Company as a Lessor
Leases in which the Company is the lessor are assessed upon commencement and are classified as either an operating lease or a finance lease. An operating lease does not transfer substantially all the risks and rewards of the leased asset to the customer.

Lease payments from operating leases are recorded as income on a straight-line basis over the life of the lease. A finance lease exists when the terms of the lease transfer substantially all the risks and rewards incidental to ownership of the leased asset to the lessee.
Amounts due from lessees under finance leases are recorded as finance lease receivables. Finance leases are initially recognized at amounts equal to the net investment in the lease, determined to be the fair value of the underlying asset, or, if lower, the present value of the lease payments discounted using a market rate of interest. Payments that are part of the leasing arrangement are divided between a reduction in the finance lease receivable and finance lease income. Finance lease income is recognized to produce a constant rate of return on the Company’s investment in the lease and is included in revenues.

Revenue Recognition

(q)	Revenue Recognition
Revenue is recognized as the Company satisfies its performance obligations by transferring promised goods or services to customers, regardless of when payment is received. Revenue is measured at the amount of consideration to which the Company expects to be entitled, in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties, and may include fixed amounts, variable amounts, or both. Variable amounts are recorded using either the “expected value approach” or the “most likely outcome approach,” as determined upon initial recognition of the contract, and are reassessed at each reporting period. The expected value approach measures variable consideration by probability weighting all the potential outcomes. The most likely outcome approach measures variable consideration as Management’s best estimate of the variable component. In estimating variable consideration, the Company reviews any potential for returns, refunds, and other similar obligations. For contracts containing multiple performance obligations, the amount of consideration to which the Company expects to be entitled is allocated to individual performance obligations proportionately based on the stand-alone selling price.
Energy Infrastructure
Revenue from energy infrastructure assets is recognized in accordance with the terms of the relevant agreement with the customer on a straight-line basis over the term of the agreement. Payments are typically required on a monthly basis with no unusual payment terms. Certain rental contracts contain an option for the customer to purchase the assets at the end of the rental period. Should the customer exercise this option to purchase, revenue from the sale of the equipment is recognized directly in the consolidated statements of earnings.
Revenue from contracts that have been classified as finance leases relating to existing or pre-owned
equipment, are recorded as Energy Infrastructure revenue. At the inception of a contract, all leases are classified as either an operating or finance lease. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset. Whether a lease is an operating or finance lease depends on the substance of the transaction rather than the form of the contract. Examples of situations, which typically would lead to a lease being classified as a finance lease, include but are not limited to:

a)	the lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

b)
the lessee has the option to purchase the underlying asset at a price that is expected to be sufficiently lower than the fair value at the date the option becomes exercisable for it to be reasonably certain, at the inception date, that the option will be exercised;

c)	the lease term is for the major part of the economic life of the underlying asset even if title is not transferred;

d)	at the inception date, the present value of the lease payments amounts to at least substantially all of the fair value of the underlying asset; and

e)	the underlying asset is of such a specialised nature that only the lessee can use it without major modifications.
At the commencement of these finance leases, the Company recognizes revenue and a finance lease receivable equal to the net investment in the lease. Finance income is recognized in Energy Infrastructure revenue reflecting a constant periodic rate of return on the Company’s net investment in the lease over the lease term.

After-Market Services
After-Market Services revenues include the sales of parts and equipment, as well as the servicing and maintenance of equipment. For the sale of parts and equipment, revenue is recognized when the transfer of control passes, which is typically at the point of shipping. For servicing and maintenance of equipment, revenue is recognized on a straight-line basis based on performance of the contracted-upon service.
Revenue from long-term service contracts is recognized on a stage of completion basis proportionate to the service work that has been performed based on parts and labour service provided. Payments are typically required on a monthly basis or as work is performed, with no unusual payment terms. At the completion of the contract, any remaining profit on the contract is recognized as revenue. Any expected losses on such projects are charged to operations when determined. Long-term service contracts include scheduled milestone maintenance, corrective or crash maintenance, the supply of parts, and the operation of equipment.
Engineered Systems
Revenue from the supply of equipment systems – contracts typically involving engineering, design, manufacture, installation, and start-up
of equipment – is accounted for as Engineered Systems revenue. Such revenue is recognized on a percentage-of-completion
basis proportionate to the costs incurred in the construction of the project. At the completion of the contract, any remaining profit on the contract is recognized as revenue. When it is probable that total contract costs will exceed total contract revenue, the expected loss is recognized as an expense immediately. Revenue from Engineered Systems includes the supply of compression, processing, and electric power equipment, as well as retrofit work and construction on integrated turnkey projects. The Company also provides a warranty on manufactured equipment as part of the standard terms and conditions of the contract. No options are provided for the customer to purchase a warranty separately.
For Engineered Systems contracts, the Company generally requires customers to pay based on milestones as manufacturing progresses. These milestones are generally structured to keep the Company cash flow-positive. Contracts are also generally structured to ensure the Company is made whole for costs incurred in the event of a cancellation.
Revenue from contracts that have been classified as finance leases for newly manufactured equipment are recorded as Engineered Systems revenue. At the inception of a contract, all leases are classified as either an operating or finance lease. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of an underlying asset. Whether a lease is an operating or finance lease depends on the substance of the transaction rather than the form of the contract. Examples of situations, which typically would lead to a lease being classified as a finance lease include, but are not limited to:

a)	the lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

b)
the lessee has the option to purchase the underlying asset at a price that is expected to be sufficiently lower than the fair value at the date the option becomes exercisable for it to be reasonably certain, at the inception date, that the option will be exercised;

c)	the lease term is for the major part of the economic life of the underlying asset even if title is not transferred;

d)	at the inception date, the present value of the lease payments amounts to at least substantially all of the fair value of the underlying asset; and

e)	the underlying asset is of such a specialised nature that only the lessee can use it without major modifications.
Upon commencement of a new finance lease, the Company recognizes revenue, based on the fair value of the underlying assets, and cost of goods sold, determined to be the net book value of those assets, in the consolidated statements of earnings. The finance lease interest portion will be recognized in the Energy Infrastructure product line over the lease term.
Engineered Systems projects are typically completed within a year; however, this timing can be impacted by both internal and external factors such as shop loading and customer delivery requests.
Practical Expedients
The Company has elected to use the practical expedients in IFRS 15
Revenue from contracts with customers
paragraphs 63 and 94 with regards to the existence of a significant financing component in the contract and incremental costs of obtaining a contract, respectively. For the years ended December 31, 2022 and 2021, the Company had no contracts with a significant financing component that is considered material. Incremental costs of obtaining a contract predominantly relate to commission costs on Engineered Systems projects, which are typically completed within one year. Accordingly, the Company did not recognize commission costs incurred as an asset in the consolidated statements of financial position.

Financial Instruments
(r)	Financial Instruments
Financial instruments are measured at fair value on initial recognition of the instrument, plus or minus transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. For the purposes of measuring financial assets after initial recognition, the Company classifies financial assets as either amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVTPL”), based on the contractual cash flow characteristics and the Company’s business model for managing the financial asset. For the purposes of measuring financial liabilities after initial recognition, the Company classifies all financial liabilities as amortized cost, except certain financial liabilities, such as derivatives, which are classified as FVTPL.
Preferred shares included in Other assets were recorded at fair value at inception and are subsequently measured at amortized cost.
The Company primarily applies the market approach for recurring fair value measurements. Three levels of inputs may be used to measure fair value:

•
Level 1: Fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. Active markets are those in which transactions occur in sufficient frequency and volume to provide pricing information on an on-going
basis;

•
Level 2: Fair value measurements are those derived from inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•
Level 3: Fair value measurements are those derived from inputs for the asset or liability that are not based on observable market data (unobservable inputs). In these instances, internally developed methodologies are used to determine fair value.

The level in the fair value hierarchy within which the fair value measurement is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability, and may affect placement within.
The Company has made the following classifications:

•	Cash and cash equivalents are measured at fair value through profit or loss. Gains and losses resulting from the periodic revaluation are recorded in the consolidated statements of earnings;

•	Accounts receivable and preferred shares are recorded at amortized cost using the effective interest rate method; and

•	Accounts payable, accrued liabilities, and long-term debt are recorded at amortized cost using the effective interest rate method.
Transaction costs are expensed as incurred for financial instruments classified or designated as FVTPL. Transaction costs related to other financial liabilities are added to the value of the instrument at acquisition and taken into the consolidated statements of earnings using the effective interest rate method.

Derivative Financial Instruments and Hedge Accounting
(s)	Derivative Financial Instruments and Hedge Accounting
The Company formally documents its risk management objectives and strategies to manage exposures to fluctuations in foreign currency exchange rates and interest rates. The risk management policy permits the use of certain derivative financial instruments, including forward foreign exchange contracts and interest rate swaps, to manage these fluctuations. The Company does not enter into derivative financial agreements for speculative purposes.
Derivative financial instruments are measured at their fair value upon initial recognition and are remeasured to their fair value at the end of each reporting period. The fair value of quoted derivatives is equal to their positive or negative market value. Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative.
The Company elected to apply hedge accounting for foreign exchange forward contracts for anticipated transactions. These are designated as cash flow hedges. For cash flow hedges, fair value changes of the effective portion of the hedging instrument are recognized in accumulated other comprehensive income, net of taxes. The ineffective portion of the fair value changes is recognized in the consolidated statements of earnings. Amounts charged to accumulated other comprehensive income are reclassified to the consolidated statements of earnings when the hedged transaction affects the consolidated statements of earnings.

The Company’s U.S. dollar-denominated long-term debt has been designated as a hedge of net investment in self-sustaining foreign operations. As a result, a portion of unrealized foreign exchange gains and losses on the U.S. dollar-denominated long-term debt are included in the cumulative translation account in other comprehensive income.
On an ongoing basis, an assessment is made as to whether the designated derivative financial instruments continue to be effective in offsetting changes in cash flows of the hedged transactions

Income Taxes
(t)	Income Taxes
Income tax expense represents the sum of current income tax and deferred tax.
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. Taxable earnings differ from earnings as reported in the consolidated statements of earnings as it excludes temporary and permanent differences. The Company’s current tax assets and liabilities are calculated by using tax rates that have been enacted or substantively enacted at the reporting date.
Deferred income tax is recognized on all temporary differences at the reporting date based on the difference between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, with the following exceptions:

•
Where the temporary difference arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss;

•
In respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future; and

•
Deferred income tax assets are recognized only to the extent that it is probable that a taxable profit will be available against which the deductible temporary differences, carried forward tax credits, or tax losses can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax assets to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred income tax assets and liabilities are measured on an undiscounted basis at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax rates and tax laws enacted or substantively enacted at the reporting date.
Current and deferred income taxes are charged or credited directly to equity if it relates to items that are credited or charged to equity in the same period. Otherwise, income tax is recognized in the consolidated statements of earnings.
In accordance with IAS 12
Income taxes
, where an entity’s tax return is prepared in a currency other than its functional currency, changes in the exchange rate between the two currencies create temporary differences with respect to the valuation of non-monetary
assets and liabilities. As a result, deferred tax is recognized in the consolidated statements of earnings and the consolidated statement of financial position.

Earnings Per Share
(u)	Earnings Per Share
Basic earnings per share is calculated by dividing the net earnings for the period by the weighted average number of common shares outstanding during the period.
Diluted earnings per share is calculated by adjusting the weighted average number of common shares outstanding for dilutive common shares related to the Company’s equity-settled share-based compensation plan.

Finance Income and Costs
(v)	Finance Income and Costs

Finance income comprises interest income on funds invested. Finance income is recognized as it accrues in profit or loss, using the effective interest rate method.
Finance costs comprise interest expense on borrowings, amortization of the Senior Note discount using the effective interest rate method, and interest incurred on lease liabilities.

Government Grants
(w)	Government Grants
Government grants are recorded as a reduction in cost of goods sold and selling and administrative expense within the consolidated statements of earnings in accordance with where the associated expense was recognized. Government grants are recognized when there is reasonable assurance that the grant will be received, and all related conditions are complied with.